Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income from continuing operations	$ (4,253)	$ (3,798)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Net realized (gain) loss on sale of equity investments	(134)
Provision for (recovery of) doubtful accounts	18	(18)
Depreciation and amortization	317	266
Amortization and accretion of operating leases	210	29
Loss from equity method investments	844	651
Net unrealized holding loss on equity investments	2,706	2,891
Impairment of property and equipment	1,423
Gain on merger of FGF and FGHF (Note 3)	(1,831)
Deferred income taxes	7	(443)
Stock-based compensation expense	327	127
Changes in operating assets and liabilities:
Reinsurance balances receivable	1,301
Deferred policy acquisition costs	(50)
Accounts receivable	527	612
Inventories	(419)	(284)
Other assets	56	2
Loss and loss adjustment expense reserves	(13)
Unearned premium reserves	(1,509)
Accounts payable and accrued expenses	(550)	(505)
Deferred revenue and customer deposits	547	615
Operating lease obligations	(154)	(32)
Net cash provided by operating activities from continuing operations	(538)	(15)
Net cash used in operating activities from discontinued operations	(492)	(513)
Net cash (used in) provided by operating activities	(1,030)	(528)
Cash flows from investing activities:
Capital expenditures	(22)	(75)
Proceeds from sales of equity securities	353	198
Net cash used in investing activities from continuing operations	2,234	123
Net cash used in investing activities from discontinued operations		(83)
Net cash used in investing activities	2,234	40
Cash flows from financing activities:
Payment of dividends on preferred shares	(447)
Principal payments on short-term debt	(85)	(250)
Payment payments on long-term debt	(111)	(51)
Borrowings under credit facility	2,839	1,596
Repayments under credit facility	(2,765)	(225)
Payments on finance lease obligations	(65)	(28)
Net cash used in financing activities from continuing operations	(634)	1,042
Net cash provided by financing activities from discontinued operations
Net cash used in financing activities	(634)	1,042
Effect of exchange rate changes on cash and cash equivalents	(5)	6
Net increase in cash and cash equivalents from continuing operations	1,057	1,156
Net decrease in cash and cash equivalents from discontinued operations	(492)	(596)
Net (decrease) increase in cash and cash equivalents	565	560
Cash and cash equivalents at beginning of period	6,644	3,789	$ 3,789
Cash and cash equivalents at end of period	7,209	4,349	6,644	$ 3,789
Supplemental disclosure of non-cash investing and financing activities (refer to notes to consolidated financial statements for further disclosures on other non-cash investing and financing activities):
Provision for obsolete inventory	14	14
Provision for warranty	10	44
Gain on acquisition of ICS assets	(23)
Current income taxes	91	(186)
Cash acquired in Merger of FGF and FGH	1,903
Net cash used in investing activities from continuing operations	2,234	123
Payments on finance lease obligations	(65)	(26)
Net increase in cash and cash equivalents from continuing operations	1,057	1,156
Net decrease in cash and cash equivalents from discontinued operations	(492)	(596)
Net increase (decrease) in cash and cash equivalents	565	560
FG Group Holdings Inc [Member]
Cash flows from operating activities:
Net income from continuing operations			(9,781)	(6,599)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Provision for (recovery of) doubtful accounts			(62)	(30)
Provision for obsolete inventory			(35)	49
Provision for warranty			347	303
Depreciation and amortization			1,136	1,397
Amortization and accretion of operating leases			290	195
Loss from equity method investments			3,261	(403)
Net unrealized holding loss on equity investments			6,176	4,468
Adjustment to promissory note in connection with prepayment				202
Loss on disposal of assets				474
Deferred income taxes			(1,137)	(653)
Stock-based compensation expense			1,605	652
Changes in operating assets and liabilities:
Accounts receivable			2,207	(1,614)
Inventories			39	(309)
Current income taxes			140	329
Other assets			511	2,235
Accounts payable and accrued expenses			(1,703)	(1,064)
Deferred revenue and customer deposits			(796)	(1,476)
Operating lease obligations			(294)	(193)
Net cash provided by operating activities from continuing operations			1,904	(2,037)
Net cash used in operating activities from discontinued operations			(1,748)	(1,535)
Net cash (used in) provided by operating activities			156	(3,572)
Cash flows from investing activities:
Capital expenditures			(448)	(915)
Acquisition ICS assets, net of cash acquired			58
Proceeds from sales of equity securities			198	498
Purchase of common shares of FG Financial Group, Inc. (Note 8)				(2,000)
Receipt of promissory note				2,300
Net cash used in investing activities from continuing operations			(192)	(117)
Net cash used in investing activities from discontinued operations			(503)	(459)
Net cash used in investing activities			(695)	(576)
Cash flows from financing activities:
Principal payments on short-term debt			(936)	(697)
Payment payments on long-term debt			(224)	(164)
Payments of withholding taxes for net share settlement of equity awards			(135)	(27)
Proceeds from initial public offering			2,411
Borrowings under credit facility			9,604
Repayments under credit facility			(7,178)
Payments on finance lease obligations			(159)	(36)
Net cash used in financing activities from continuing operations			3,383	(924)
Net cash provided by financing activities from discontinued operations
Net cash used in financing activities			3,383	(924)
Effect of exchange rate changes on cash and cash equivalents			11	(20)
Net increase in cash and cash equivalents from continuing operations			5,106	(5,092)
Net decrease in cash and cash equivalents from discontinued operations			(2,251)	(1,994)
Net (decrease) increase in cash and cash equivalents			2,855	(5,092)
Cash and cash equivalents at beginning of period	6,644	3,789	3,789	8,881
Cash and cash equivalents at end of period			6,644	3,789
Supplemental disclosure of cash paid for:
Interest			693	322
Income taxes			526	826
Supplemental disclosure of non-cash investing and financing activities (refer to notes to consolidated financial statements for further disclosures on other non-cash investing and financing activities):
Issuance of debt, common shares, and warrants in connection with purchase of Digital Ignition building				7,609
Net cash used in investing activities from continuing operations			(192)	(117)
Payments on finance lease obligations			(159)	(36)
Net increase in cash and cash equivalents from continuing operations			5,106	(5,092)
Net decrease in cash and cash equivalents from discontinued operations			(2,251)	(1,994)
Net increase (decrease) in cash and cash equivalents			2,855	(5,092)
Strong Global Entertainment Inc [Member]
Cash flows from operating activities:
Net income from continuing operations	119	564	2,950	2,255
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Provision for obsolete inventory	14	14
Amortization and accretion of operating leases	158	16	236	68
Stock-based compensation expense	74	18	955	123
Changes in operating assets and liabilities:
Accounts receivable	527	593	2,150	(1,595)
Inventories	(419)	(284)	39	(309)
Other assets	(216)	(418)	538	919
Accounts payable and accrued expenses	(693)	(135)	(2,158)	(373)
Operating lease obligations	(154)	(19)	(239)	(69)
Net cash provided by operating activities from continuing operations	235	1,283	3,492	1,692
Net cash used in operating activities from discontinued operations	(492)	(513)	(1,748)	(1,535)
Net cash (used in) provided by operating activities	(257)	770	1,744	157
Cash flows from investing activities:
Net cash used in investing activities from continuing operations	(22)	(75)	(371)	(253)
Net cash used in investing activities from discontinued operations		(83)	(503)	(459)
Net cash used in investing activities	(22)	(158)	(874)	(712)
Cash flows from financing activities:
Payments of withholding taxes for net share settlement of equity awards			(116)
Proceeds from initial public offering			2,411
Borrowings under credit facility	2,839	1,596	9,604
Repayments under credit facility	(2,765)	(225)	(7,179)
Net cash used in financing activities from continuing operations	(75)	(130)	1,052	(394)
Net cash provided by financing activities from discontinued operations
Net cash used in financing activities	(75)	(130)	1,052	(394)
Net increase in cash and cash equivalents from continuing operations	133	1,058	4,106	1,115
Net decrease in cash and cash equivalents from discontinued operations	(492)	(596)	(2,251)	(1,994)
Net (decrease) increase in cash and cash equivalents	(359)	462	1,855	(879)
Supplemental disclosure of cash paid for:
Interest			259	134
Income taxes			413	134
Supplemental disclosure of non-cash investing and financing activities (refer to notes to consolidated financial statements for further disclosures on other non-cash investing and financing activities):
Provision for (recovery of) doubtful accounts	18	(18)	(62)	(30)
Provision for obsolete inventory			(35)	49
Provision for warranty	10	44	347	299
Depreciation and amortization	153	179	596	697
Gain on acquisition of ICS assets	(23)		(1,012)
Deferred income taxes	10	(19)	(331)	(84)
Current income taxes	102	130	315	500
Deferred revenue and customer deposits	555	618	(797)	(758)
Capital expenditures	(22)	(75)	(429)	(253)
Cash acquired in Merger of FGF and FGH			58
Net cash used in investing activities from continuing operations	(22)	(75)	(371)	(253)
Principal payments on short-term debt	(21)	(250)	(423)	(305)
Principal payments on long-term debt	(67)	(9)	(55)	(28)
Payments on finance lease obligations	(61)	(25)	(145)	(28)
Net cash transferred to parent		(1,217)	(3,045)	(33)
Effect of exchange rate changes on cash and cash equivalents	(5)	(20)	(67)	70
Net increase in cash and cash equivalents from continuing operations	133	1,058	4,106	1,115
Net decrease in cash and cash equivalents from discontinued operations	(492)	(596)	(2,251)	(1,994)
Net increase (decrease) in cash and cash equivalents	(359)	462	1,855	(879)
Cash and cash equivalents at beginning of period	5,470	3,615	3,615	4,494
Cash and cash equivalents at end of period	$ 5,111	$ 4,077	$ 5,470	$ 3,615